Equity	12 Months Ended
Sep. 30, 2025
Equity [Abstract]
EQUITY

13. EQUITY

On September 19, 2024, the Company has authorized and approved a 1-for-50 reverse stock split of the Company’s authorized Class A shares of common stock from 1,800,000,000 shares to 36,000,000 shares, par value of $0.005 per share and Class B shares of common stock from 300,000,000 shares to 6,000,000 shares, par value of $0.005 per share.

On April 22, 2025, the Company’s shareholders approved (1) the increase of the Company’s authorized share capital from US$10,030,000 divided into: (i) 2,000,000,000 Class A Ordinary Shares of par value of US$0.005 each, and (ii) 6,000,000 Class B Ordinary Shares of par value of US$0.005 each, to US$200,600,000 divided into 40,000,000,000 Class A Ordinary Shares of US$0.005 par value each and 120,000,000 Class B Ordinary Shares of US$0.005 par value each (the “Share Capital Increase”); and (2) upon completion of the Share Capital Increase, the Company’s authorized share capital of US$200,600,000 divided into 40,000,000,000 Class A Ordinary Shares of US$0.005 par value each and 120,000,000 Class B Ordinary Shares of US$0.005 par value each, be consolidated by consolidating each 250 Shares of the Company, or such lesser whole share amount as the Board may determine in its sole discretion, such amount not to be less than 2, into 1 Share of the Company, with such consolidated Shares having the same rights and being subject to the same restrictions (save as to par value) as the existing Shares of such class as set out in the Company’s memorandum and articles of association (the “Share Consolidation”). On April 23, 2025, the Board passed the resolutions that the authorised, issued and outstanding Shares shall be consolidated on a 25 for 1 ratio, which shall have the effect of reducing the number of: (i) authorized Class A ordinary shares from 40,000,000,000 Class A ordinary shares with a par value of US$0.005 per share to 1,600,000,000 Class A ordinary shares with a par value of US$0.125 per share; (ii) authorized Class B ordinary shares from 120,000,000 Class B ordinary shares with a par value of US$0.005 per share to 4,800,000 Class B ordinary shares with a par value of US$0.125 per share. The Share Consolidation was effective on May 9, 2025.

On August 12, 2025, Class A ordinary shares from 48,000,000,000 Class A ordinary shares with a par value of US$0.125 per share to 3,200,000,000 Class A ordinary shares with a par value of US$1.875 per share; Class B ordinary shares from 144,000,000 Class B ordinary shares with a par value of US$0.125 per share to 9,600,000 Class B ordinary shares with a par value of US$1.875 per share.

On April 14, 2023, the Company closed the initial public offering (the “IPO”), relating to the Company’s 1,750,000 ordinary shares. The Ordinary Shares were priced at $4.00 per share, for aggregate net proceeds to the Company of $6,189,914.

On April 12, 2024, the Company entered into a securities purchase agreement, pursuant to which the Company sold to the purchasers in a registered direct offering, an aggregate of 15,000,000 Class Ordinary A share of its common stock, par value $0.0001 per share at a purchase price of $0.15 per share, for aggregate net proceeds to the Company of $2,250,000.

On May 9, 2024, the Company’s board of directors granted 9,800,000 Class A Ordinary Shares of the Company, at the price of $0.23 per share, pursuant to the Company’s 2024 Omnibus Equity Plan, to certain officers, directors and employees of the Company. The Company recorded an expense of $2.28 million in the fiscal year 2024.

On July 26, 2024, the Company entered into a securities purchase agreement, pursuant to which the Company sold to the purchasers in a registered direct offering, an aggregate of 120,000,000 Class Ordinary A share of its common stock, par value $0.0001 per share at a purchase price of $0.15 per share, for aggregate net proceeds to the Company of $18,000,000, after deducting fees to the placement agent and other offering expenses payable by the Company.

On July 26, 2024, Heng Yang Investment Management CO Pte. Ltd., Hengrui Investment Holding Ltd., Heng Yu Capital Investment Pet. Ltd., Jinqiu Investment Holding Co. Ltd., Joygrace Investment Pet. Ltd., Rongcheng Investment Holdings Limited, Tianhui Investment Holding Co. Limited, (“Holders”), or its assigns, in partial consideration for entering into that certain Share Purchase Agreement, by and between the Company and Holders, is entitled, subject to the provisions of this Warrant, to purchase from the Company 240,000,000 fully paid and nonassessable shares of Class A Ordinary Shares of the Company (the “Warrant Shares”). Holders may purchase the afore-mentioned number of shares of Warrant Shares of the Company at a purchase price per share of $0.20 (the “Exercise Price”).

On August 13, 2024, Gan Xiaochun (“Holder”), or its assigns, in partial consideration for entering into that certain Share Purchase Agreement, by and between the Company and Holder, is entitled, subject to the provisions of this Warrant, to purchase from the Company 30,000,000 fully paid and nonassessable shares of Class A Ordinary Shares of the Company (the “Warrant Shares”). Holder may purchase the afore-mentioned number of shares of Warrant Shares of the Company at a purchase price per share of $0.20 (the “Exercise Price”).

The share numbers in this Note 13 are pre-reverse stock split effected on September 19, 2024.

On November 18, 2024,  the Company entered into a securities purchase agreement, pursuant to which the Company sold to the purchasers in a registered direct offering, an aggregate of 20,000,000 Class Ordinary A share of its common stock, par value $0.005 per share at a purchase price of $1.26 per share, for aggregate net proceeds to the Company of $25,200,000, after deducting fees to the placement agent and other offering expenses payable by the Company.

On November 20, 2024, Heng Yang Investment Management CO Pte. Ltd., Hengrui Investment Holding Ltd., Heng Yu Capital Investment Pet. Ltd., Jinqiu Investment Holding Co. Ltd., Joygrace Investment Pet. Ltd., Rongcheng Investment Holdings Limited, Tianhui Investment Holding Co. Limited, (“Holders”), Gan Xiaochun, or its assigns, in partial consideration for entering into that certain Share Purchase Agreement, by and between the Company and Holders, is entitled, subject to the provisions of this Warrant, to purchase from the Company 5,400,000 fully paid and nonassessable shares of Class A Ordinary Shares of the Company (the “Warrant Shares”). Holders may purchase the afore-mentioned number of shares of Warrant Shares of the Company at a purchase price per share of $1.386 (the “Exercise Price”).

On December 9, 2024, the Company’s board of directors granted 5,000,000 Class A Ordinary Shares of the Company, at the price of $1.87 per share, pursuant to the Company’s 2025 Omnibus Equity Plan, to certain officers, directors and employees of the Company. The Company recorded an expense of $9.35 million in the fiscal year 2025.

On April 11, 2025, the subscriber, Yitong Asia Investment Pte. Ltd., holds 1,640,000 Class B Ordinary Shares. This is accompanied by a corresponding reduction in its position of 1,640,000 Class A Ordinary Shares.

On May 24, 2025, Heng Yang Investment Management CO Pte. Ltd., Hengrui Investment Holding Ltd., Heng Yu Capital Investment Pet. Ltd., Jinqiu Investment Holding Co. Ltd., Joygrace Investment Pet. Ltd., Rongcheng Investment Holdings Limited, Tianhui Investment Holding Co. Limited, (“Holders”), Gan Xiaochun, Boruida Limited, Chuangrunda Limited, Hong Kong Greater Power Ventures Limited, or its assigns, in partial consideration for entering into that certain Share Purchase Agreement, by and between the Company and Holders, is entitled, subject to the provisions of this Warrant, to purchase from the Company 40,000,000 fully paid and nonassessable shares of Class A Ordinary Shares of the Company (the “Warrant Shares”). Holders may purchase the afore-mentioned number of shares of Warrant Shares of the Company at a purchase price per share of $0.30 (the “Exercise Price”).

The share numbers in this Note 13 are pre-reverse stock split effected on April 22, 2025.

On May 28, 2025,  the Company entered into a securities purchase agreement, pursuant to which the Company sold to the purchasers in a registered direct offering, an aggregate of 15,000,000 Class Ordinary A share of its common stock, par value $0.125 per share at a purchase price of $1.80 per share, for aggregate net proceeds to the Company of $27,000,000, after deducting fees to the placement agent and other offering expenses payable by the Company.

On July 7, 2025,  the Company entered into a securities purchase agreement, pursuant to which the Company sold to the purchasers in a registered direct offering, an aggregate of 20,000,000 Class Ordinary A share of its common stock, par value $0.125 per share at a purchase price of $1.27 per share, for aggregate net proceeds to the Company of $25,400,000, after deducting fees to the placement agent and other offering expenses payable by the Company.

On July 28, 2025, the subscriber, Yitong Asia Investment Pte. Ltd., holds 1,000,000 Class B Ordinary Shares. This is accompanied by a corresponding reduction in its position of 1,000,000 Class A Ordinary Shares.

The share numbers in this Note 13 are pre-reverse stock split effected on August 12, 2025.

During the fiscal years ended September 30, 2025, 2024 and 2023, the Company’s PRC subsidiaries collectively contributed $29,093, $26,318 and $89,940 of profits to their statutory reserves, respectively.